[THE AMERICAN FUNDS GROUP(R)]

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JANUARY 31, 1999

[illustration:  construction crew on roof of tall building]

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND(R) seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest up to 100% of its assets in bonds subject to the alternative minimum tax.

American High-Income Municipal Bond Fund is one of the 28 mutual funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS THROUGH JANUARY 31, 1999

                                      Total Return        Lipper Ranking*

LIFETIME (annualized, since           9.36%               3RD OF 30
September 26, 1994)

ONE YEAR                              4.49%               40TH OF 53

SIX MONTHS                            2.24%               -




*Rankings are based on total return versus comparable high-yield municipal debt funds, according to Lipper, Inc. Rankings do not reflect the effect of sales charges.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound return with all distributions reinvested for the period ended December 31, 1998 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge - Lifetime (since 9/26/94): +39.63%, or +8.15% a year; 12 months:
-0.08%. Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of February 28, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 4.38%. The fund's distribution rate as of that date was 4.89%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

FELLOW SHAREHOLDERS:

American High-Income Municipal Bond Fund produced a steady stream of tax-free income and earned a modest total return during the first half of its 1999 fiscal year, a period marked by turbulence in the high-yield bond markets.

During the six months ended January 31, 1999, shareholders received monthly tax-free dividends totaling 40.9 cents a share and a capital gain distribution of 7.9 cents a share in December.

* SHAREHOLDERS WHO REINVESTED THEIR DISTRIBUTIONS earned an income return of 2.6% (5.2% annualized); share values fell slightly, so the total return was 2.2%.

* Looking back 12 months, investors who reinvested their distributions had a 5.2% income return, equivalent to an 8.6% taxable income return for shareholders in the 39.6% tax bracket, and earned a 4.5% total return.

* SHAREHOLDERS WHO TOOK THEIR DISTRIBUTIONS IN CASH had a tax-free income return of 2.5% during the first half of this fiscal year, and the value of their holdings declined 0.3%.

* For the 12 months ended January 31, investors who took their distributions in cash had an income return of 5.1%, which is equivalent to an 8.4% taxable income return for those in the 39.6% tax bracket.

The average high-yield municipal bond fund had a total return of 3.0% during the six months, according to Lipper, Inc., a leading mutual fund tracking service. The unmanaged Lehman Brothers Municipal Bond Index, which measures results in the investment-grade market and does not include expenses, rose 4.7% during the period.

THE MARKETS' DIVERGING TRENDS

The fund's fiscal half year was a time of sharply diverging trends in the bond markets. When concerns about the economic crisis in Asia and Russia spurred a "flight to quality" last summer, the prices of U.S. Treasury bonds and other high-quality government securities rose, but lower rated taxable bonds suffered. High-quality municipal bonds did not gain as much as U.S. Treasury securities, and high-yield municipal bonds, while not experiencing the decline of high-yield corporate bonds, trailed more highly rated tax-exempt issues. Although American High-Income Municipal Bond Fund's portfolio is primarily in high-yield bonds, more than 25% is rated A or above. These high-quality issues lessened the impact of the decline in prices for high-yield securities.

When the high-yield municipal and corporate markets recovered late in 1998, the fund's advance was held back by its high-yield holdings in the steel and resource recovery sectors, which lost value. As a result, the fund did not keep pace with its peers. This was the first reporting period in the fund's almost five-year history that it has not kept pace with the average high-yield municipal bond fund tracked by Lipper, Inc.

A SHIFT IN SUPPLY AND DEMAND

The prices of most municipal bonds also suffered because of a shift in the balance of supply and demand. Throughout 1998, governments and agencies stepped up their borrowing to take advantage of lower rates, and the increase in supply has dampened price appreciation.

Interest-rate cycles and fluctuations in supply and demand are common in the bond markets. We believe, however, that sound investment decisions should be based on thorough research into the projects being financed and the economic health of the issuers, not exclusively on the direction of short-term trends. Our reliance on fundamental research has proved rewarding during the fund's lifetime, providing investors with a 9.4% average annual compound total return versus the 8.0% return of the average high-yield municipal bond fund tracked by Lipper, Inc.

The fund's results also have helped it grow. This fiscal period, American High-Income Municipal Bond Fund reached a milestone when its assets passed the $500 million level, a 15% increase during the half year. We appreciate your confidence and look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr.    /s/Abner D. Goldstine
Paul G. Haaga, Jr.       Abner D. Goldstine
Chairman of the Board    President

March 12, 1999

American High-Income Municipal Bond Fund
Investment Portfolio, January 31, 1999
(Unaudited)

Quality Ratings
AAA: 12.3%
AA: 6.1%
A: 7.5%
BBB: 31.9%
BB: 21.7%
B: 15.3%                                                                                                     Principal   Market
Cash & Equivalents: 5.2%                                                                                        Amount    Value
                                                                                                                 (000)    (000)
Tax-Exempt Securities Maturing in More than
One Year - 94.81%


Alaska - 0.71%
Industrial Dev. and Export Auth., Power Rev. Bonds, First Series AMT (Snettisham
  Hydroelectric Project), AMBAC Insured:
5.50% 2008                                                                                                       $1,545   $1,684
6.00% 2012                                                                                                        1,850     2,083

California - 12.85%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref. Rev. Bonds:
CanFibre of Riverside Project, Series 1997A AMT, 9.00% 2019                                                       1,000     1,034
USA Waste Services, Inc. Project, Series 1998A AMT, 5.10% 2018 (Put 2008)                                         6,000     6,109
Rural Home Mortgage Fin. Auth., Single Family Mortgage Rev. Bonds
   (Mortgage-Backed Securities Program), 1995 Series B AMT, 7.75% 2026                                              840       952
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds
   (Irvine Apartment Communities, LP):
Series 1998A-1 AMT, 5.05% 2008                                                                                    5,000     5,021
Series 1998A-3, 5.10% 2010                                                                                        4,000     4,041
Student Education Loan Marketing Corp., Student Loan Program Rev. Bonds:
Junior Subordinate Series One Bonds AMT, 7.00% 2005                                                               1,000     1,006
Senior Subordinate Series One Bonds, 7.00% 2010                                                                   2,000     2,210
Alameda Public Fncg. Auth., 1999 Rev Bonds (1997 Rev. Bond Refinancing):
5.10% 2009                                                                                                        1,000     1,004
5.35% 2012                                                                                                        1,000     1,004
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,
  Subordinated Series B, AMBAC Insured, 5.80% 2011                                                                1,455     1,465
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds
   (Carson Ice-Gen  Project), Series 1993, 6.10% 2013 (Preref. 2003)                                              1,400     1,568
City of Chino Hills, Community Facs. Dist. No. 9 (Rincon Village Area),
  Special Tax Bonds, Series 1998, 6.45% 2023                                                                      5,580     5,659
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the
  Pacific Project), 1995 Series A:
6.10% 2010                                                                                                        1,000     1,079
6.125% 2015                                                                                                       1,000     1,070
6.125% 2023                                                                                                       4,000     4,254
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part.
   (Marina del Rey), Series A, 6.25% 2003                                                                         3,715     3,936
City of Los Angeles:
Community Redev. Agcy., Central Business Dist. Redev. Project,
  Tax Allocation Ref. Bonds, Series I, 5.00% 2001                                                                 2,000     2,067
Multifamily Housing Rev. Bonds (GNMA Collateralized - Ridgecroft
  Apartments Project), Series 1997E AMT, 6.00% 2017                                                                 500       530
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center),
  Limited Obligation Ref. Bonds, 5.70% 2006                                                                       1,485     1,531
Pleasanton Joint Powers Fncg. Auth., Subordinate Reassessment Rev.
  Bonds, 1993 Series B, 6.125% 2002                                                                               3,445     3,674
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),
  Special Tax Ref. Bonds, Series 1998, 6.75% 2015                                                                 2,000     2,195
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community
  Facs. Dist. No. 1:
Improvement Area No. 1 Special Tax Ref. Bonds, 5.20% 2006                                                         1,110     1,147
Improvement Area No. 2 Special Tax Ref. Bonds:
6.125% 2014                                                                                                         250       266
6.30% 2021                                                                                                          500       529
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch),
  Limited Obligation Improvement Bonds:
6.00% 2009                                                                                                        1,000     1,031
6.25% 2012                                                                                                        1,000     1,031
Redev. Agcy. of the City and County of San Francisco, Residential Fac.
  Rev. Bonds (Coventry Park Project), Series 1996A AMT, 8.50% 2026                                                1,000     1,158
South Tahoe Joint Powers Fin. Auth., Ref. Rev. Bonds, (South Tahoe
  Redev. Project  Area No. 1), 1995 Series B, 6.25% 2020                                                          1,000     1,079
Stanislaus Waste-To-Energy Fin. Agcy., Solid Waste Fac. Ref. Rev.
  Certificates (Ogden Martin Systems of Stanislaus, Inc. Project), Series 1990, 7.625% 2010                       1,470     1,535
City of Stockton, Mello-Roos Rev. Bonds, Series 1997A, Community Facs. Dist.
  No. 90-2B (Brookside Estates):
5.40% 2004                                                                                                          500       521
5.55% 2006                                                                                                        1,300     1,369
6.20% 2015                                                                                                        1,300     1,373
Community Facs. Dist. No. 88-12 of the City of Temecula (Ynez Corridor), Special Tax
  Ref. Bonds, 1998 Series A:
5.35% 2009                                                                                                          940       955
5.40% 2010                                                                                                          860       874
5.50% 2012                                                                                                        1,100     1,118
City of West Sacramento, Limited Obligation Ref. Improvement Bonds,
  Reassessment Dist. of 1998:
5.00% 2005                                                                                                        1,000       997
5.10% 2006                                                                                                        1,250     1,250
5.10% 2007                                                                                                        1,000       997

Colorado - 4.11%
Housing and Fin. Auth., Single Family Program Senior Bonds:
1995 Series A AMT, 8.00% 2025                                                                                     1,060     1,148
1995 Series B AMT, 7.90% 2025                                                                                       800       883
1997 Series B AMT, 7.00% 2026                                                                                     1,000     1,123
1998 Series B-3,  6.55% 2025                                                                                      1,575     1,772
Student Obligation Bond Auth., Student Loan Asset-Backed Bonds, Senior
  Subordinate 1995 Series II-B AMT, 6.20% 2008                                                                    1,000     1,057
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project):
6.90% 2015 (Preref. 2005)                                                                                         1,250     1,507
6.95% 2020 (Preref. 2005)                                                                                         4,500     5,437
City and County of Denver, Airport System Rev. Bonds:
Series 1991D AMT, 7.75% 2013                                                                                      1,000     1,290
Series 1992C AMT:
6.75%  2013                                                                                                         885       965
6.75%  2013 (Preref. 2002)                                                                                          115       130
Series 1994A AMT:
7.50% 2023                                                                                                          415       479
7.50%  2023                                                                                                          85       103
Eaglebend Dowd Affordable Housing Corp., Multifamily Housing Project Rev. Bonds, Series 1998A:
6.53% 2024                                                                                                        1,665     1,699
6.53% 2029                                                                                                        1,320     1,347
6.63% 2039                                                                                                        2,950     3,011

Connecticut - 4.11%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power Co. Project):
Series 1993A, 5.85% 2028                                                                                          1,375     1,383
Series 1993B AMT, 5.95% 2028                                                                                      2,500     2,509
Health and Educational Fac. Auth., Rev. Bonds, University of Hartford Issue, Series  D, 6.75% 2012                1,000     1,063
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:(1)
1996 Series A:
6.375% 2004 (Escrowed to Maturity)                                                                                  500       565
6.40% 2011                                                                                                        3,530     3,947
6.40% 2011 (Preref. 2007)                                                                                         3,470     4,088
1997 Series B:
5.60% 2009                                                                                                        1,000     1,062
5.75% 2018                                                                                                        6,000     6,268
5.75% 2027                                                                                                        1,000     1,045

Delaware - 0.97%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula United Methodist Homes,
  Inc. Issue), Series 1997A:
6.00% 2008                                                                                                          500       540
6.10% 2010                                                                                                          500       545
6.20% 2015                                                                                                        2,875     3,054
6.30% 2022                                                                                                        1,000     1,066

District of Columbia - 0.31%
Hospital Rev. Ref. Bonds (Washington Hospital Center Issue), Series 1992A,
  7.00%  2005 (Preref. 2002)                                                                                      1,500     1,662

Florida - 6.44%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
  Special Assessment Rev. Bonds, Series 1996, 7.00% 2003                                                            215       221
Broward County, Resource Recovery Rev. Bonds, Series 1984,
  South Project, 7.95% 2008                                                                                         950     1,009
Championsgate Community Dev. Dist., Capital Improvement Rev.
  Bonds, Series 1998A, 6.25% 2020                                                                                 2,850     2,828
The Crossings at Fleming Island Community Dev. Dist. (Clay County),
  Special Assessment Bonds, Series 1995, 8.25% 2016                                                               4,825     5,345
Heritage Isles Community Dev. Dist. (Hillsborough County), Special
  Assessment Rev. Bonds, Series 1998A, 5.75% 2005                                                                 3,055     3,091
Heritage Palms Community Dev. Dist. (Fort Myers), Capital
  Improvement Rev. Bonds, Series 1998, 5.40% 2003                                                                 3,000     2,989
Heritage Pines Community Dev. Dist. (Pasco County), Capital
  Improvement Rev. Bonds, Series 1998B, 5.50% 2005                                                                1,000       996
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
   (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997A, 6.25% 2017                                   2,500     2,595
Meadow Pointe II Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds:
Series 1995, 7.25% 2002                                                                                             800       808
Series 1998B, 5.50% 2005                                                                                          2,000     1,988
Northern Palm Beach County Improvement Dist., Water Control and
  Improvement Bonds, Unit of Dev. No. 9A, Series 1996A:
6.80% 2006                                                                                                          885       957
7.30% 2027                                                                                                        1,500     1,655
North Springs Improvement Dist. Special Assessment Bonds:
Broward County, Series 1997A, 7.00% 2019                                                                          2,000     2,054
Ocean Highway and Port Auth., Solid Waste/Pollution Control Rev. Ref. Bonds,
  Series 1996 (Jefferson Smurfit Corp. (U.S.) Project), 6.50% 2006                                                1,305     1,362
City or Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project),
  Series 1998A, 5.80% 2026                                                                                        1,000     1,000
Parkland Isles Project, Series 1997B, 6.25% 2005                                                                  1,000     1,051
River Ridge Community Dev. Dist. (Lee County), Capital Improvement Rev.
  Bonds, Series 1998, 5.75% 2008                                                                                  2,825     2,846
Sarasota County Public Hospital Board, Fixed Rate Hospital Rev. Ref. Bonds, Series
  1998B (Sarasota Memorial Hospital Project), MBIA Insured, 5.25% 2024                                            1,500     1,586

Idaho - 1.09%
Housing and Fin. Association, Single Family Mortgage Subordinate Bonds AMT:
1997 Series H-2, 5.40% 2010                                                                                       1,615     1,668
1997 Series I-2, 5.55% 2010                                                                                       1,000     1,045
1998 Series A-2,  5.35% 2011                                                                                      1,265     1,303
1998 Series B-2,  5.20% 2011                                                                                      1,000     1,019
1998 Series G,  5.05% 2012                                                                                          750       765

Illinois - 5.97%
Health Facs. Auth., Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997A:
5.70% 2011                                                                                                          500       543
5.70% 2011 (Preref. 2009)                                                                                           250       283
5.80% 2016                                                                                                        3,000     3,245
Centegra Health System, Series 1998, 5.25% 2014                                                                   1,500     1,540
Edward Hospital Project, Series 1993A, 6.00% 2019                                                                 1,000     1,057
Fairview Obligated Group Project:
1992 Series A, 9.50% 2022 (Preref. 2002)                                                                          2,750     3,341
1995 Series A:
6.25% 2003                                                                                                        1,245     1,312
7.40% 2023                                                                                                        3,130     3,483
State Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste
  Management, Inc. Project), Series 1997, 5.05% 2010                                                              2,000     2,000
City of Chicago:
Collateralized Single Family Mortgage Rev. Bonds, Series 1997-B  AMT, 6.95% 2028                                  1,620     1,844
Chicago O'Hare International Airport, Special Fac. Rev. Bonds (United Air Lines, Inc. Project):
Series 1984C, 8.20% 2018                                                                                            980     1,019
Series 1988B, 8.85% 2018                                                                                          1,110     1,221
Series 1988A AMT, 8.95% 2018                                                                                      1,470     1,617
Skyway Toll Bridge Ref. Rev. Bonds, Series 1994:
6.50% 2010 (Preref. 2004)                                                                                         1,500     1,714
6.75% 2017 (Preref. 2004)                                                                                         1,500     1,731
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins
  Resource Recovery Partners, L.P. Project), Series 1994A AMT, 8.375% 2016                                       10,990     5,935

Indiana - 1.76%
State Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                                       1,000       940
City of East Chicago, Pollution Control Rev. Ref. Bonds, Inland Steel Co.:
Project No. 11, Series 1994, 7.125% 2007                                                                          2,000     2,086
Project No. 10, Series 1993, 6.80% 2013                                                                           1,000     1,015
Indianapolis Airport Auth., Special Facs. Rev. Bonds, AMT:
Series 1994, Federal Express Corp. Project, 7.10% 2017                                                            1,000     1,126
Series 1995 A, United Air Lines, Inc., Indianapolis Maintenance Center Project, 6.50% 2031                        1,500     1,607
City of Sullivan, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co.
  Project), Series C, 5.95% 2009                                                                                  2,500     2,612

Kentucky - 2.81%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds,
  Series 1997 (Appalachian Regional Healthcare, Inc. Project):
5.60% 2008                                                                                                        1,000     1,041
5.80% 2012                                                                                                        1,000     1,033
5.85% 2017                                                                                                        4,000     4,142
City of Ashland, Sewage and Solid Waste Rev. Bonds,
  Series 1995 (Ashland Inc. Project) AMT, 7.125% 2022                                                             1,000     1,120
Kenton County Airport Board, Special Facs. Rev. Bonds
   (Delta Air Lines, Inc. Project), 1992 Series A AMT:
7.50% 2012                                                                                                        4,225     4,632
6.125% 2022                                                                                                       3,000     3,043

Louisiana - 2.95%
Health Education Auth., Rev. Bonds (Lambeth House Project):
Series 1996, 9.00%  2026 (Preref. 2006)                                                                           2,850     3,828
Series 1998A, 6.20% 2028                                                                                          4,500     4,490
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds,
  Series 1995A-2 AMT, 7.80% 2026                                                                                  2,670     3,012
Lake Charles Harbor and Terminal Dist., Port Facs. Rev. Ref. Bonds
   (Trunkline LNG  Co. Project), Series 1992, 7.75% 2022                                                          1,000     1,135
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf
  States Utilities Co. Project), Series 1984-II, 7.70% 2014                                                       3,000     3,309

Maine - 0.17%
Educational Loan Marketing Corp., Senior Student Loan
  Rev. Bonds, Series 1991 AMT, 6.90% 2003                                                                           840       886

Maryland - 1.66%
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds,
  PUMH of Maryland, Inc. Issue (Heron Point of Chestertown), Series 1998B, 5.75% 2026                             3,000     2,941
Housing Opportunities Commission of Montgomery County, Multifamily Rev. Bonds
   (Strathmore Court at White Flint), 1994 Issue A-2:
7.50% 2024                                                                                                        1,000     1,079
7.50% 2027                                                                                                          700       755
Frederick County, Special Obligation Bonds (Urbana Community
  Dev. Auth.), Series 1998, 6.625% 2025                                                                           3,000     3,034
Housing Auth. of Prince George's County, Mortgage Rev. Bonds, Series 1997A
  (GNMA Collateralized - Langley Gardens Apartments Project), 5.75% 2029                                          1,000     1,050

Massachusetts - 3.69%
Housing Fin. Agcy., Housing Dev. Bonds, 1998 Series A AMT, MBIA Insured:
4.80% 2007                                                                                                        2,000     2,064
5.375% 2016                                                                                                       2,000     2,045
Industrial Fin. Agcy.:
Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998A AMT:
5.20% 2008                                                                                                        2,300     2,408
5.30% 2009                                                                                                        6,300     6,611
Rev. Bonds, Edgewood Retirement Community Project, Series 1995A, 9.00% 2025                                       5,400     6,578

Michigan - 6.64%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
The Detroit Medical Center Obligated Group:
Series 1993A:
6.25% 2013                                                                                                        2,000     2,087
6.50% 2018                                                                                                        1,000     1,057
Series 1998A, 5.125% 2018                                                                                         2,550     2,361
Genesys Health System Obligated Group, Series 1995A:
8.00% 2005 (Escrowed to Maturity)                                                                                 2,000     2,487
8.10% 2013 (Preref. 2005)                                                                                         1,100     1,392
7.50% 2027 (Preref. 2005)                                                                                         2,265     2,751
Genesys Regional Medical Center Obligated Group, Series 1998A, 5.30% 2011                                         2,000     2,046
Pontiac Osteopathic:
Series A, 5.375% 2006                                                                                             1,000     1,018
Series 1994 A, 6.00% 2014                                                                                         1,500     1,547
Sinai Hospital of Greater Detroit, Series 1995, 6.625% 2016                                                       2,755     3,007
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992 Series A, 6.60% 2012                                          5,210     5,631
City of Detroit:
Limited Tax G.O. Bonds, Series 1995 A, 6.40% 2005                                                                 1,145     1,283
Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No.1  Projects),
  Series 1996C, 6.20% 2017 (Preref. 2006)                                                                         1,000     1,159
City of Flint, Hospital Building Auth. (Hurley Medical Center):
Rev. Ref. Bonds, Series 1998A,  5.00% 2008                                                                        2,030     2,061
Rev. Rental Bonds, Series 1998B:
5.00% 2008                                                                                                        1,275     1,294
5.375% 2018                                                                                                       1,000       979
The Econ. Dev. Corp. of the County of Midland, Subordinate Pollution Control
  Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project) 9.50% 2009                                    3,100     3,322

Nebraska - 1.26%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte River Road
  Memorial Foundation Project), Series 1998:
6.75% 2023                                                                                                        2,000     1,927
6.75% 2028                                                                                                        5,000     4,819

Nevada - 1.76%
Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 AMT, 5.20% 2011                                   1,000     1,021
City of Henderson, Local Improvement Dist. No. T-10 (Seven Hills) Limited  Obligation
   Improvement Bonds, 7.50% 2015                                                                                  5,455     5,659
City of Las Vegas, Special Improvement Bonds, (Summerlin Area), Local Improvement
  Bonds, 7.10% 2016                                                                                               2,635     2,737

New Hampshire - 0.77%
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, 1997 Series D AMT:
5.60% 2012                                                                                                        1,000     1,052
5.80% 2017                                                                                                        1,000     1,057
Industrial Dev. Auth., Pollution Control Ref. Rev. Bonds (The Connecticut Light and
  Power Co. Project), Series 1988 AMT, 5.90% 2018                                                                 2,000     2,000

New Jersey - 4.12%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist.
  Project (City of Elizabeth), Series 1998A, 6.375 2031                                                           7,750     8,028
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1995A, 9.25% 2025 (Preref. 2005)                                                                           3,000     3,894
Series 1998A:
5.10% 2008                                                                                                        1,250     1,248
5.20% 2009                                                                                                        1,000     1,002
5.30% 2010                                                                                                        1,000     1,003
Series 1998C:
5.50% 2018                                                                                                        1,000       985
5.50% 2028                                                                                                        1,500     1,462
Keswick Pines, Series 1998, 5.60% 2012                                                                            2,100     2,101
Winchester Gardens at Ward Homestead Project, Series 1996A:
8.50% 2016                                                                                                        1,000     1,133
8.625% 2025                                                                                                       1,000     1,134

New York - 10.79%
Dormitory Auth.:
Cert. of Part., on behalf of the City University of  New York, As Lessee (John Jay
  College of Criminal Justice Project Ref.), 6.00% 2006                                                           1,975     2,204
Mental Health Services Facs. Improvement Rev. Bonds:
Series 1998B, 5.60% 2008                                                                                          2,945     3,267
Series 1998C:
5.00% 2009                                                                                                        1,390     1,470
5.00% 2010                                                                                                        1,930     2,033
Secured Hospital Rev. Ref. Bonds;
Brookdale Hospital, Series J, 5.125% 2009                                                                         3,500     3,732
Wyckoff Heights Medical Center, Series H, 5.125% 2008                                                             1,000     1,068
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds,
  1997 Series C, 5.10% 2009                                                                                         800       850
State Thruway Auth., Local Highway and Bridge Service Contract Bonds:
Series 1994, MBIA Insured, 5.75% 2008 (Preref. 2004)                                                              1,000     1,110
Series 1992, 6.25% 2006 (Preref. 2002)                                                                            1,000     1,093
Erie County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Bonds
  (1998 CanFibre of Lackawanna Project) AMT, 9.05% 2025                                                           4,000     4,058
City of New York, G.O. Bonds:
Series A:
7.00% 2005                                                                                                        1,000     1,172
6.25% 2009                                                                                                        1,000     1,145
Fiscal 1995 Series B1, 7.00% 2016 (Preref. 2004)                                                                  1,000     1,175
Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc. Project) AMT, 7.55% 2005                              6,600     7,049
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
   (Solvay Paperboard LLC Project), Series 1998:
6.80% 2014                                                                                                        3,000     3,035
7.00% 2030                                                                                                       11,000    11,330
The Port Auth. of New York and New Jersey, Special Project Bonds, Series 4
  AMT, KIAC Partners Project:
7.00% 2007                                                                                                        5,000     5,586
6.75% 2011                                                                                                        4,000     4,471
Suffolk County Industrial Dev. Agcy., 1998 Industrial Dev. Rev. Bonds
  (Nissequogue Cogen Partners Fac.) AMT, 5.30% 2013                                                               1,750     1,750

North Carolina - 2.03%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                                                                        2,500     2,935
7.00% 2008                                                                                                        1,000     1,166
6.125% 2009                                                                                                       1,450     1,608
6.00% 2026                                                                                                        1,000     1,107
Series 1993 D, 5.875% 2013                                                                                        1,000     1,046
City of Charlotte, Charlotte/Douglas International Airport, Special Fac. Ref.
  Rev. Bonds, Series 1998 (US Airways, Inc. Project), 5.60% 2027                                                  3,000     2,991

North Dakota - 0.19%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A AMT, 5.25% 2018                                                       995     1,012

Ohio - 0.89%
The Student Loan Funding Corp., Cincinnati, Student Loan Rev. Ref.
  Bonds, Series 1991A AMT, 7.20% 2003                                                                               635       657
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power
  Project), Series 1998 A AMT, 5.875% 2020                                                                        4,000     4,086

Pennsylvania - 7.21%
Econ. Dev. Fncg. Auth., Resource Recovery Rev. Bonds (Colver Project), Series 1994 D AMT:
7.05% 2010                                                                                                        2,000     2,211
7.15% 2018                                                                                                        5,500     6,106
Housing Fin. Agcy., Rev. Bonds:
Rental Housing Ref. Bonds, Issue 1993, 5.80% 2018                                                                 3,500     3,687
Single Family Mortgage Bonds, Series 1994-38, 7.65% 2023                                                          5,170     5,193
Single Housing Family Mortgage, Series 1997-58A AMT, 5.85% 2017                                                   2,500     2,641
Blair County Hospital Auth., Hospital Rev. Bonds (Altoona Hospital Project),
  1998 Series A, AMBAC Insured, 5.50% 2016                                                                        1,500     1,637
Lehigh County General Purpose Auth., College Rev. and Ref. Bonds, Series B
  of 1996 (Cedar Crest College), 6.65% 2017                                                                       1,750     1,914
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
  (Temple University Hospital), Series of 1997, 5.70% 2009                                                        1,000     1,085
Hospital Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital),
  Series of 1983, 6.625% 2023                                                                                     1,000     1,072
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series of 1998:
5.30% 2007                                                                                                        1,145     1,180
5.50% 2010                                                                                                        1,000     1,032
Scranton-Lackawanna Health and Welfare Auth., City of Scranton, Lackawanna County,
  Hospital Rev. Bonds (Moses Taylor Hospital Project), Series 1997:
5.75% 2006                                                                                                        1,585     1,651
5.80% 2007                                                                                                        1,680     1,751
5.90% 2008                                                                                                        1,730     1,815
6.00% 2009                                                                                                          940       993
6.10% 2011                                                                                                        2,005     2,106
6.20% 2017                                                                                                        2,305     2,404

Rhode Island - 0.39%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds,
  Series 9-B-1 AMT, 5.55% 2013                                                                                    2,000     2,079

South Carolina - 0.50%
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project),
  Series 1990 AMT, 7.625% 2006                                                                                    2,300     2,645

South Dakota - 0.41%
Student Loan Fin. Corp., Rev. Bonds, Series A AMT, 6.45% 2006 (Preref. 2001)                                      2,000     2,176

Tennessee - 0.92%
The Industrial Dev. Board of the County of McMinn, Solid Waste Recycling
  Facs. Rev. Bonds, Series 1992 (Calhoun Newsprint Co. Project - Bowater), 7.625% 2016                            2,000     2,152
Memphis-Shelby County Airport Auth., Special Facs. Rev. Bonds
  (Federal Express Corp.), Series 1984, 7.875% 2009                                                               2,500     2,777

Texas - 2.67%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines,
   Inc. Project), Series 1990 AMT, 7.00% 2011                                                                     1,500     1,786
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and
  Marketing Co. Project), Series 1997D AMT, 5.125% 2009                                                           1,250     1,243
Hidalgo County Health Services Corp., Hospital Rev. Bonds, (Mission Hospital, Inc. Project), Series 1996:
7.00% 2008                                                                                                        2,365     2,643
6.75% 2016                                                                                                        1,000     1,098
Matagorda County, Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting &
   Power Co. Project), Series 1997 AMT, AMBAC Insured, 5.125% 2028                                                2,500     2,546
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                                                 4,740     4,966

Utah - 0.40%
Housing Fin. Agcy., Single Family Mortgage Bonds, 1997 Series G-2 Class III  AMT:
5.60% 2010                                                                                                        1,085     1,128
4.90% 2012                                                                                                        1,000     1,003

Vermont - 0.29%
Housing Fin. Agcy., Single Family Housing Bonds, Series 9 AMT (Adjusted Rate Bonds), MBIA Insured:
4.90% 2012                                                                                                          925       977
5.70% 2012                                                                                                          575       581

Virginia - 0.60%
Dulles Town Center Community Dev. Auth. (Loudoun County), Special Assessment
  Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                                     1,000     1,024
Pocahontas Parkway Association, Route 895 Connector Toll Road
  Rev. Bonds, Series 1998A, 5.25% 2008                                                                            2,100     2,176

Virgin Island - 0.35%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998 D, 6.00% 2007                      1,750     1,847

West Virginia - 0.22%
City of South Charleston, Pollution Control Rev. Ref. Bonds (Union Carbide
  Corp. Project), Series 1985, 7.625% 2005                                                                        1,000     1,186

Wisconsin - 2.39%
Housing and Econ. Dev. Auth., Housing Rev. Bonds, 1993 Series B AMT, 5.30% 2006                                   3,000     3,107
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds, Series 1997 (Oconto Falls
  Tissue, Inc. Project), 7.75% 2022                                                                               9,000     9,654

Wyoming - 0.41%
Sweetwater County, Solid Waste Disposal Rev. Bonds (FMC Corp. Project),
  Series 1994A AMT, 7.00% 2024                                                                                    2,000     2,189
                                                                                                              --------  --------
                                                                                                                          506,253
                                                                                                              --------  --------


Tax-Exempt Securities Maturing in
One Year or Less - 3.75%

State of California, 1999 Rev. Anticipation Notes, 4.00% 6/30/99                                                  1,200     1,206
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 1998A, 4.00% 6/25/99                      1,000     1,005
State of Idaho, Tax Anticipation Notes, Series 1998, 4.50% 6/30/99                                                1,100     1,107
State of Iowa, School Cash Anticipation Program, School Corps., Warrant Certificates, 1998-99
  Series A, FSA Insured, 4.50% 6/25/99                                                                            1,000     1,005
State of Kentucky, Asset/Liability Commission, General Fund Tax and Rev. Anticipation Notes,
  1998 Series A, 4.50% 6/25/99                                                                                    1,000     1,006
County of Los Angeles, 1998 Tax and Rev. Anticipation Notes, Series A, 4.50% 6/30/99                                650       655
State of New Jersey. G.O. Bonds, Refunding Series E, 5.00% 7/15/99                                                1,000     1,010
County of Santa Clara, 1999 Tax and Rev. Anticipation Notes, 4.50% 10/1/99                                        2,000     2,021
State of South Carolina, Public Service Auth., Rev. Bonds, 1995 Ref. Series A, AMBAC Insured, 6.25% 1/1/00        1,000     1,029
State of Texas, Tax and Rev. Anticipation Notes, Series 1998, 4.50% 8/31/99                                       7,400     7,472
State of Wyoming, City of Kemmerer, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 3.15% 2014 (2)     1,300     1,300
EXXON/SUB AMT 94A DF   3.25%   07-01-17 (2)                                                                       1,200     1,200
                                                                                                              --------  --------
                                                                                                                           20,016
                                                                                                              --------  --------
TOTAL TAX-EXEMPT SECURITIES (cost:  $504,351,000)                                                                         526,269
Excess of cash , prepaids and recievables over payables                                                                     7,697
                                                                                                                        --------
NET ASSETS                                                                                                               $533,966
                                                                                                                          =====
(1)Purchased in private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2)Coupon rate may change periodically.

See Notes to Financial Statements

Key To Abbreviations

Agcy.                                          Agency
Auth.                                       Authority
Cert. of Part.          Certificates of Participation
Dept.                                      Department
Dev.                                      Development
Dist.                                        District
Econ.                                        Economic
Fac.                                         Facility
Facs.                                      Facilities
Fin.                                          Finance
Fncg.                                       Financing
G.O.                               General Obligation
Preref.                                   Prerefunded
Redev.                                  Redevelopment
Ref.                                        Refunding
Rev.                                          Revenue


American High-Income Municipal Bond Fund
Financial Statements

Statement of Assets and Liabilities                            (Unaudited)
at January 31, 1999 (dollars in thousands)

Assets:
 Tax-exempt securities
  (cost: $504,351)                                                $526,269
 Cash                                                                  221
 Prepaid organization expense                                            1
 Receivables for --
  Sales of investments                                  $1,084
  Sales of fund's shares                                 4,541
  Accrued interest                                       8,509      14,134
                                                    -----------------------
                                                                   540,625
Liabilities:
 Payables for --
  Purchases of investments                               5,146
  Repurchases of fund's shares                             409
  Dividends payable                                        761
  Management services                                      175
  Accrued expenses                                         168       6,659
                                                    -----------------------
Net Assets at January 31, 1999 --
 Equivalent to $15.99 per share on 33,391,306
 shares of $0.01 par value capital stock
 outstanding (authorized capital stock --                         $533,966
200,000,000 shares)                                            ============

Statement of Operations
for the six months ended January 31, 1999                      (Unaudited)
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                $14,542

 Expenses:
  Management services fee                                 $992
  Distribution expenses                                    749
  Transfer agent fee                                        73
  Reports to shareholders                                   26
  Registration statement and prospectus                     46
  Postage, stationery and supplies                          12
  Director's fees                                           10
  Auditing and legal fees                                   31
  Custodian fee                                              5
  Taxes other than federal income tax                        1
  Organization expense                                       1
  Other expenses                                            20       1,966
                                                    -----------------------
  Net investment income                                             12,576
                                                               ------------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                   1,195
 Net unrealized appreciation
  on investments:
  Beginning of period                                   24,628
  End of period                                         21,918
                                                    ------------
   Change in unrealized appreciation
    on investments                                                  (2,710)
  Net realized gain and change in unrealized                   ------------
   appreciation on investments                                      (1,515)
Net Increase in Net Assets Resulting                           ------------
 from Operations                                                   $11,061
                                                               ============

Statement of Changes in Net Assets
(dollars in thousands)                              Six Months
                                                         ended  Year ended
                                                       January   July 31,
                                                         1999*        1998
Operations:                                         -----------------------
 Net investment income                                 $12,576     $19,841
 Net realized gain on investments                        1,195       2,244
 Net change in unrealized appreciation
  on investments                                        (2,710)      3,403
                                                    -----------------------
  Net increase in net assets
   resulting from operations                            11,061      25,488
                                                    -----------------------
Dividends and Distributions Paid to
 Shareholders:
 Dividends Paid from net
  investment income                                    (12,655)    (19,820)
 Distributions from net realized gain on
  investments                                           (2,559)       (881)
                                                    -----------------------
  Total dividends and distributions                    (15,214)    (20,701)
                                                    -----------------------


Capital Share Transactions:
 Proceeds from shares sold:                            110,804     195,199
  6,884,050 and 12,159,660 shares, respectively
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments:
  656,911 and 833,529 shares, respectively              10,551      13,370
Cost of shares repurchased: 2,939,804 and
 4,072,064 shares, respectively                        (47,288)    (65,298)
                                                    -----------------------
 Net increase in net assets
  resulting from capital share
  transactions                                          74,067     143,271
                                                    -----------------------
Total Increase in Net Assets                            69,914     148,058
Net Assets:
 Beginning of period                                   464,052     315,994
                                                    -----------------------
 End of period                                        $533,966    $464,052
                                                    =======================

*Unaudited
See Notes to Financial Statements


American High-Income Municipal Bond Fund

Notes to Financial Statements (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

     SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after determination of the fund's net investment income and are paid to shareholders monthly.

     PREPAID ORGANIZATION EXPENSES - Expenses are amortized over the estimated period of benefit, not to exceed five years from commencement of operations. In the event Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

2.   FEDERAL INCOME TAXATION

     It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of January 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $21,918,000, of which $27,300,000 related to appreciated securities and $5,382,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 1999. The cost of portfolio securities for book and federal income tax purposes was $504,351,000 at January 31, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $992,000 for management services was incurred pursuant to an agreement with CRMC, with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1999, distribution expenses under the Plan were limited to $749,000. Had no limitation been in effect, the fund would have paid $780,000 in distribution expenses under the Plan. As of January 31, 1999, accrued and unpaid distribution expenses were $136,000. American Funds Distributors, Inc.
(AFD), the principal underwriter of the fund's shares, received $235,000 (after allowance to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $73,000.

     DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 1999, aggregate amounts deferred and earnings thereon were $27,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $103,350,000 and $29,308,000, respectively, during the six months ended January 31, 1999.

     As of January 31, 1999, accumulated undistributed net realized gain on investments was $739,000 and additional paid-in capital was $477,918,000.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $5,000 was paid by these credits rather than in cash.

Per-Share Data and Ratios
                                             Six months                                              Period
                                            Ended January Year ended     July 31              September 26,
                                              31,1999(1)                                         1994(2) to
                                                                1998        1997        1996  July 31, 1995


Net Asset Value, Beginning of Period              $16.12      $15.90      $15.23      $15.14         $14.29
                                                 -------      -------     -------     -------       -------
 Income From Investment Operations:
  Net investment income                              .41         .84         .87         .88            .76
  Net gains or losses on securities (both
   realized and unrealized)                         (.05)        .26         .80         .37            .85
                                                 -------      -------     -------     -------       -------
   Total from investment operations                  .36        1.10        1.67        1.25           1.61
                                                 -------      -------     -------     -------       -------
 Less Distributions:
  Dividends (from net investment income)            (.41)       (.84)       (.86)       (.88)          (.76)
  Distributions (from capital gains)                (.08)       (.04)       (.14)       (.28)            --
                                                 -------      -------     -------     -------       -------
   Total distributions                              (.49)       (.88)      (1.00)      (1.16)          (.76)
                                                 -------      -------     -------     -------       -------

Net Asset Value, End of Period                    $15.99      $16.12      $15.90      $15.23         $15.14
                                                 =======     =======     =======     =======        =======

Total Return (3)                                2.24%(4)       7.05%      11.36%       8.48%     11.62% (4)


Ratios/Supplemental Data:
 Net assets, end of period (in millions)            $534        $464        $316        $217           $157
 Ratio of expenses to average net assets         .39%(4)        .79%        .87%       .88%        .94% (4)
 before fee waiver
 Ratio of expenses to average net assets         .39%(4)        .79%        .87%        .86%       .62% (4)
 after fee waiver
 Ratio of net income to average net assets      2.51%(4)        5.19%       5.51%     5.74%       5.66% (4)
 Portfolio turnover rate                        6.21%(4)      16.38%      15.31%     35.22%      46.42% (4)


(1) Unaudited
(2) Commencement of operations.
(3) Excludes maximum sales charge of 4.75%.
(4) Based on operations for the period shown and, accordingly, not representative of a full year.



AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

Shareholder Services

AMERICAN FUNDSLINE(R) CONVENIENCE

Use our 24-hour automated phone system for fund information and transactions.

FUNDSLINE ONLINE(R) INTERNET ACCESS

Visit our Web site when you want to obtain information about your account or the funds, sell shares, exchange shares or download a prospectus.

AMERICAN FUNDSLINK(SM) FOR SPEEDY TRANSACTIONS

For direct transfers between bank and fund accounts and to purchase shares using American FundsLine or FundsLine OnLine.

RETIREMENT PLANS

A wide range of fund choices for individual or company-sponsored retirement plans.

REDUCED SALES CHARGE ON LARGER PURCHASES

To reach a sales charge breakpoint on your next purchase, combine all your household accounts and include purchases you intend to make over the next 13 months.

AUTOMATIC TRANSACTIONS PER YOUR INSTRUCTIONS

Use this service for regularly scheduled purchases, sales and exchanges.

FLEXIBLE DIVIDEND OPTIONS ACCOMMODATE YOUR CHANGING NEEDS
* Reinvest dividends
* Diversify by investing dividends into another fund
* Take dividends in cash
* Pay dividends directly to someone else

WOULD YOU LIKE MORE INFORMATION?

Your financial adviser will be happy to explain these services in greater detail, or you may contact American Funds Service Company.

TO CONTACT AMERICAN FUNDS SERVICE COMPANY:

SHAREHOLDER SERVICES REPRESENTATIVE - 8 a.m. to 8 p.m. Eastern time -
800/421-0180

AMERICAN FUNDSLINE - 24-hour automated telephone system - 800/325-3590

FUNDSLINE ONLINE - Web site - www.americanfunds.com

BY MAIL - Write to the service center nearest you.

(If you live outside the United States, please write to the Western Service Center.)

WESTERN                    WEST CENTRAL                 EAST CENTRAL            EASTERN



American Funds             American Funds               American Funds          American Funds

Service Company            Service Company              Service Company         Service Company

P.O. Box 2205              P.O. Box 659522              P.O. Box 6007           P.O. Box 2280

Brea, CA                   San Antonio, TX              Indianapolis, IN        Norfolk, VA

92822-2205                 78265-9522                   46206-6007              23501-2280




Please obtain the applicable prospectuses from your financial adviser or our Web site and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.

[THE AMERICAN FUNDS GROUP (R)]
OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL
RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

PREPARING FOR THE YEAR 2000
The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent -have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

Printed on recycled paper
Litho in USA AGD/L/3961
Lit. No. AHIM-013-0399